Summary of Significant Accounting Policies (Details 6) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Software and Website Development Costs
Intangible assets before accumulated amortization	$ 31,855,000	$ 27,092,000	$ 20,548,000
Accumulated amortization	14,751,000	11,854,000	7,706,000
Amortization expense
Total property and equipment, net	17,104,000	15,238,000	12,842,000
Internally developed software
Software and Website Development Costs
Estimated useful life	3 years
Intangible assets before accumulated amortization	20,400,000	16,200,000	11,200,000
Accumulated amortization	8,500,000	6,400,000	3,500,000
Capitalized software development costs written off		1,600,000
Accumulated amortization written off		900,000
Acceleration of amortization		700,000
Amortization expense
2014		4,626,000
2015		3,521,000
2016		1,690,000
Total property and equipment, net		$ 9,837,000